Stock Option And Warrant Activity Related To Share-Based Compensation (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Outstanding Shares, Beginning	1,166		1,144
Shares Granted	1,708	[1]	140	[2]
Shares Exercised	(5)	[3]	(2)	[4]
Shares Forfeited	(24)		(11)
Shares Expired	(3)		(105)
Outstanding Shares, Ending	2,842	[5]	1,166
Shares Exercisable	1,157	[6]
Outstanding Weighted Average Exercise Price, Beginning	$ 3.44		$ 3.75
Weighted Average Exercise Price Granted	$ 1.60	[1]	$ 4.24	[2]
Weighted Average Exercise Price Exercised	$ 3.65	[3]	$ 3.65	[4]
Weighted Average Exercise Price Forfeited	$ 3.71		$ 3.65
Weighted Average Exercise Price Expired	$ 3.80		$ 7.78
Outstanding Weighted Average Exercise Price, Ending	$ 2.33		$ 3.44
Weighted Average Exercise Price Exercisable	$ 3.35

[1]	The weighted-average grant-date fair value of awards granted was $1.33.
[2]	The weighted-average grant-date fair value of awards granted was $1.92.
[3]	The intrinsic value of awards exercised was $1,000. These options were exercised on a cashless basis, therefore no cash was received at exercise. The tax benefit realized from this exercise was insignificant.
[4]	The intrinsic value of awards exercised was $2,000. These options were exercised on a cashless basis, therefore no cash was received at exercise. The tax benefit realized from this exercise was insignificant.
[5]	The aggregate intrinsic value of these stock options and warrants is $975,000 as of December 31, 2012.
[6]	The aggregate intrinsic value of these stock options and warrants is $16,000 as of December 31, 2012. The weighted-average remaining contractual term for these options is 6.46 years as of December 31, 2012.